INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX
Schedule of components of Company's net deferred tax assets

	December 31,	December 31,
	2021	2020
Deferred tax asset
Organizational costs/Startup expenses	$322,963	$50,401
Net operating loss carryforward	28,689	1,046
Total deferred tax asset	351,652	51,447
Valuation allowance	(351,652)	(51,447)
Deferred tax asset, net of allowance	$—	$—

Income tax provision

	December 31,	December 31,
	2021	2020
Federal
Current	$—	$—
Deferred	(300,205)	(51,447)

State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	300,205	51,447
Income tax provision	$—	$—

Summary of reconciliation of the federal income tax rate to the Company's effective tax rate

	December 31,	December 31,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Transaction costs allocated to derivative warrant liabilities	0.0%	(2.4)%
Change in fair value of derivative warrant liabilities	(24.3)%	(17.3)%
Valuation allowance	3.3%	(1.3)%
Income tax provision	0.0%	0.0%